Commitments, Guarantees and Pledged Assets - Additional Information (Detail) - CAD ($)	Oct. 31, 2018	Oct. 31, 2017
Disclosure of commitments and contingencies [Line Items]
Underwriting commitments	$ 176,000,000	$ 424,000,000
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Securities lending transactions with third parties	70,600,000,000	68,100,000,000
Private equity funds 1 [member] | Top of range [member]
Disclosure of commitments and contingencies [Line Items]
Commitments	194,000,000	143,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	7,800,000,000	11,700,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member] | Bank of new york mellon [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	$ 81,200,000,000	$ 82,400,000,000